Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events

7.	Subsequent Event
The Plan has evaluated subsequent events through June 29, 2026, the date the financial statements were available to be issued. Effective January 1, 2026 the Lehman-Roberts/Memphis-Stone & Gravel 401(k) Plan merged into the Plan and all participant account balances and associated plan assets totaling approximately $36 million, were transferred into the Plan.